Reclassification	12 Months Ended
Dec. 31, 2011
Reclassification [Abstract]
RECLASSIFICATION	NOTE 15. RECLASSIFICATION Certain reclassifications were made to prior year financial statements in order to conform to the 2011 financial statements presentation.